Shareholder Fees (Vanguard Structured Large-Cap Equity Fund Institutional)	Vanguard Structured Large-Cap Equity Fund Vanguard Structured Large-Cap Equity Fund - Institutional Shares 10/1/2013 - 9/30/2014	Vanguard Structured Large-Cap Equity Fund Vanguard Structured Large-Cap Equity Fund - Institutional Plus Shares 10/1/2013 - 9/30/2014
Shareholder Fees (fees paid directly from your investment]
Sales charge (load) imposed on purchases	none	none
Purchase Fee	none	none
Sales charge (load) imposed on reinvested dividends	none	none
Redemption Fee	none	none